Empower SecureFoundation Balanced ETF Fund Investment Strategy - Empower SecureFoundation Balanced ETF Fund	Dec. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	Below is a summary of the principal investment strategies of the Fund.The Fund is a “fund-of-funds” that seeks to achieve its objective by investing primarily in a professionally selected mix of exchange-traded funds (“Underlying ETFs”). The Fund may also invest in other types of securities, including open-end investment companies (together, with Underlying ETFs, “Underlying Funds”).Under normal conditions, the Fund will invest 45-65% of its net assets (plus the amount of any borrowings for investment purposes) in Underlying ETFs that invest primarily in equity securities and 35-55% of its net assets (plus the amount of any borrowings for investment purposes) in Underlying ETFs that invest primarily in fixed income securities. In addition to investing in Underlying ETFs, the Fund may invest a portion of its assets directly in derivatives, such as futures, for cash management purposes and to gain exposure to securities in the underlying index pending investment in Underlying ETFs. The Fund also may hold a portion of its assets in U.S. government securities, money market funds, and cash or cash equivalents for cash management purposes.Empower Capital Management, LLC (“ECM”), the Fund’s investment adviser, uses asset allocation strategies to allocate assets among different broad asset classes and the Underlying ETFs. The Fund currently invests primarily in Underlying ETFs designed to track the performance of a specified securities index (“Index Funds”). Each Underlying ETF has its own investment objective and strategies and may hold a wide range of securities and other instruments in its portfolio, including, without limitation, U.S. and foreign equities (including those from emerging markets), fixed income securities, short-term investments and derivatives. The following table shows the Fund’s target allocation for the various asset classes and the Underlying ETFs in which the Fund expects to invest as of the date of this Prospectus:Large Cap23.19%International13.86%Vanguard S&P 500 ETFVanguard FTSE Developed Markets ETFMid Cap10.76%Emerging Markets4.56%Vanguard S&P Mid-Cap 400 ETFVanguard FTSE Emerging Markets ETFSmall Cap7.63%Bond40.00%Vanguard Russell 2000 ETFVanguard Total Bond Market ETFThe Fund will rebalance its holdings of the Underlying ETFs on a periodic basis to maintain the appropriate asset allocations. ECM reviews asset class allocations, Underlying ETF allocations, and the Underlying ETFs on a quarterly basis, or more frequently as deemed necessary. ECM may add or delete asset classes, change target asset class or Underlying ETF allocations, or add or delete Underlying ETFs at any time without shareholder notice or approval.